Value Line Select Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2024

Shares		Value
COMMON STOCKS 97.1%
CONSUMER STAPLES 5.6%
	RETAIL 5.6%
33,800	Costco Wholesale Corp.	$24,762,894
FINANCIALS 17.6%
	COMMERCIAL SERVICES 3.1%
32,573	S&P Global, Inc.	13,858,183
	DIVERSIFIED FINANCIALS 8.2%
116,889	Intercontinental Exchange, Inc.	16,064,055
42,100	MasterCard, Inc. Class A	20,274,097
		36,338,152
	INSURANCE 5.6%
18,000	Aon PLC Class A	6,006,960
12,400	Arthur J Gallagher & Co.	3,100,496
74,700	Marsh & McLennan Cos., Inc.	15,386,706
		24,494,162
	SOFTWARE 0.7%
5,600	MSCI, Inc.	3,138,520
		77,829,017
HEALTHCARE 15.7%
	HEALTHCARE PRODUCTS 13.7%
54,600	Danaher Corp.	13,634,712
23,400	IDEXX Laboratories, Inc.(1)	12,634,362
47,673	Stryker Corp.	17,060,737
29,400	Thermo Fisher Scientific, Inc.	17,087,574
		60,417,385
	PHARMACEUTICALS 2.0%
53,000	Zoetis, Inc.	8,968,130
		69,385,515
INDUSTRIALS 25.5%
	AEROSPACE/DEFENSE 6.9%
24,957	TransDigm Group, Inc.	30,737,041
	BUILDING MATERIALS 1.3%
19,000	Trane Technologies PLC	5,703,800
	COMMERCIAL SERVICES 7.6%
49,077	Cintas Corp.	33,717,371
	ENVIRONMENTAL CONTROL 5.6%
81,800	Republic Services, Inc.	15,659,792
51,700	Waste Connections, Inc.	8,892,917
		24,552,709
	TRANSPORTATION 4.1%
72,800	Union Pacific Corp.	17,903,704
		112,614,625
INFORMATION TECHNOLOGY 31.8%
	COMPUTERS 5.5%
70,200	Accenture PLC Class A	24,332,022
	SOFTWARE 23.0%
18,000	Adobe, Inc.(1)	9,082,800
59,000	Cadence Design Systems, Inc.(1)	18,365,520
25,700	Intuit, Inc.	16,705,000
28,069	Roper Technologies, Inc.	15,742,218
44,400	Salesforce, Inc.	13,372,392
Shares		Value
COMMON STOCKS 97.1% (continued)
INFORMATION TECHNOLOGY 31.8% (continued)
	SOFTWARE 23.0% (continued)
23,639	ServiceNow, Inc.(1)	$18,022,374
18,800	Synopsys, Inc.(1)	10,744,200
		102,034,504
	TELECOMMUNICATIONS 3.3%
41,000	Motorola Solutions, Inc.	14,554,180
		140,920,706
MATERIALS 0.9%
	CHEMICALS 0.9%
17,100	Ecolab, Inc.	3,948,390
TOTAL COMMON STOCKS (Cost $185,260,370)		429,461,147
SHORT-TERM INVESTMENTS 2.3%
	MONEY MARKET FUNDS 2.3%
10,213,045	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(2)	10,213,045
TOTAL SHORT-TERM INVESTMENTS (Cost $10,213,045)		10,213,045
TOTAL INVESTMENTS IN SECURITIES 99.4% (Cost $195,473,415)		$439,674,192
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%		2,857,135
NET ASSETS(3) 100.0%		$442,531,327

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of March 31, 2024.
(3)
For federal income tax purposes, the aggregate cost was
$195,473,415, aggregate gross unrealized appreciation
was $244,467,317, aggregate gross unrealized
depreciation was $266,540 and the net unrealized
appreciation was $244,200,777.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$429,461,147	$—	$—	$429,461,147
Short-Term Investments	10,213,045	—	—	10,213,045
Total Investments in Securities	$439,674,192	$—	$—	$439,674,192

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2024, there were no Level 3 investments.